UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21225

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Bond Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 150.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.2%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$785,205
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	866,182

		$1,651,387

Education — 10.7%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$807,398
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	935,946
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,119,280

		$2,862,624

Escrowed/Prerefunded — 11.2%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$25	$25,470
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	70	71,334
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	320	334,534
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/29	490	512,256
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	1,000	1,020,280
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,025	1,049,395

		$3,013,269

General Obligations — 9.3%
Danvers, 5.25%, 7/1/36	$565	$628,698
Plymouth, 5.00%, 5/1/26	250	275,295
Plymouth, 5.00%, 5/1/31	225	246,620
Plymouth, 5.00%, 5/1/32	205	224,491
Wayland, 5.00%, 2/1/33	340	373,932
Wayland, 5.00%, 2/1/36	510	563,326
Winchester, 5.00%, 4/15/36	160	177,221

		$2,489,583

Hospital — 26.0%
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	$120	$137,474
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	617,180
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	750	859,125
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	1,000	1,065,320
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,000	1,128,190
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	802,714
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/34	500	522,280
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/39	750	782,175

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	$1,000	$1,050,310

		$6,964,768

Insured-Education — 12.6%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$981,323
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,438,854
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	967,582

		$3,387,759

Insured-Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,092,471

		$1,092,471

Insured-Escrowed/Prerefunded — 13.7%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,389,223
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	220	233,697
Revere, (AGC), Prerefunded to 4/1/19, 5.00%, 4/1/39	1,000	1,042,840

		$3,665,760

Insured-General Obligations — 9.4%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,519,780

		$2,519,780

Insured-Lease Revenue/Certificates of Participation — 4.6%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,236,800

		$1,236,800

Insured-Other Revenue — 2.2%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$589,238

		$589,238

Insured-Special Tax Revenue — 9.6%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	$805	$958,393
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	522,224
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	963,457
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	128,105

		$2,572,179

Insured-Water and Sewer — 4.9%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,329,475

		$1,329,475

Special Tax Revenue — 11.5%
Massachusetts Bay Transportation Authority, 5.00%, 7/1/35	$1,210	$1,299,431
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37	500	591,515
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/41	500	593,030
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/42	500	599,595

		$3,083,571

Security	Principal Amount (000’s omitted)	Value
Transportation — 11.9%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,059,780
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	526,870
Massachusetts Port Authority, 5.00%, 7/1/28	250	269,620
Massachusetts Port Authority, 5.00%, 7/1/34	435	467,921
Massachusetts Port Authority, 5.00%, 7/1/45	750	874,072

		$3,198,263

Water and Sewer — 3.0%
Boston Water & Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/27	$750	$795,735

		$795,735

Total Tax-Exempt Investments — 150.9% (identified cost $36,386,813)		$40,452,662

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.3)%		$(625,123)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.1)%		$(12,898,464)

Other Assets, Less Liabilities — (0.5)%		$(114,052)

Net Assets Applicable to Common Shares — 100.0%		$26,815,023

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 40.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 13.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$40,452,662	$—	$40,452,662
Total Investments	$—	$40,452,662	$—	$40,452,662

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018